Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Operating Segments

	2018
	Core	Supplemental	Total reportable segments	Adjustments and eliminations	Total
Revenue	303,031	77,950	380,981	—	380,981
Cost of sales	(70,903)	(9,842)	(80,745)	—	(80,745)
Gross profit	232,128	68,108	300,236	—	300,236
Selling expenses	(87,186)	(26,084)	(113,270)	—	(113,270)
Segment profit	144,942	42,024	186,966	—	186,966
General and administrative expenses	—	—	—	—	(129,754)
Other income (expenses), net	—	—	—	—	4,856
Operating profit	—	—	—	—	62,068
Finance income	—	—	—	—	36,618
Finance costs	—	—	—	—	(198,795)
Share of loss of equity-accounted investees	—	—	—	—	(792)
Loss before income taxes	—	—	—	—	(100,901)
Income taxes income	—	—	—	—	17,985
Loss for the year	—	—	—	—	(82,916)
Total assets	1,273,107	62,006	1,335,113	(235)	1,334,878
Total liabilities	254,744	10,485	265,229	(235)	264,994
Other disclosures
Depreciation and amortization	17,997	1,597	19,594	—	19,594
Investments in associates and joint ventures	11,862	—	11,862	—	11,862
Capital expenditures	28,165	8,092	36,257	—	36,257

	2017
	Core	Supplemental	Total reportable segments	Adjustments and eliminations	Total
Revenue	218,957	25,425	244,382	—	244,382
Cost of sales	(54,317)	(4,200)	(58,517)	—	(58,517)
Gross profit	164,640	21,225	185,865	—	185,865
Selling expenses	(56,318)	(8,996)	(65,314)	—	(65,314)
Segment profit	108,322	12,229	120,551	—	120,551
General and administrative expenses	—	—	—	—	(48,931)
Other income (expenses), net	—	—	—	—	3,299
Operating profit	—	—	—	—	74,919
Finance income	—	—	—	—	12,531
Finance costs	—	—	—	—	(20,389)
Share of loss of equity-accounted investees	—	—	—	—	(705)
Profit before income taxes	—	—	—	—	66,356
Income taxes expense	—	—	—	—	(22,716)
Profit for the year	—	—	—	—	43,640
Total assets	408,321	24,658	432,979	(2,570)	430,409
Total liabilities	118,304	8,940	127,244	(2,570)	124,674
Other disclosures
Depreciation and amortization	12,650	1,638	14,288	—	14,288
Investments in associates and joint ventures	12,654	—	12,654	—	12,654
Capital expenditures	7,183	4,200	11,383	—	11,383

	2016
	Core	Supplemental	Total reportable segments	Adjustments and eliminations	Total
Revenue	159,270	—	159,270	—	159,270
Cost of sales	(41,324)	—	(41,324)	—	(41,324)
Gross profit	117,946	—	117,946	—	117,946
Selling expenses	(40,317)	—	(40,317)	—	(40,317)
Segment profit	77,629	—	77,629	—	77,629
General and administrative expenses	—	—	—	—	(32,650)
Other income (expenses), net	—	—	—	—	3,606
Operating profit	—	—	—	—	48,585
Finance income	—	—	—	—	47,167
Finance costs	—	—	—	—	(1,803)
Share of loss of equity-accounted investees	—	—	—	—	(1,111)
Profit before income taxes	—	—	—	—	92,838
Income taxes expense	—	—	—	—	(18,443)
Profit for the year	—	—	—	—	74,395
Other disclosures
Depreciation and amortization	5,757	—	5,757	—	5,757
Capital expenditures	7,154	—	7,154	—	7,154